SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2017	1,282,930
Granted	400,495
Vested	(277,720)
Forfeited	(126,203)
Outstanding as of December 31, 2017	1,279,502